UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018—November 30, 2019

Item 1: Reports to Shareholders

Annual Report | November 30, 2019

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
Pennsylvania Municipal Money Market Fund	9
Pennsylvania Long-Term Tax-Exempt Fund	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

December 17, 2019

Your Fund’s Performance at a Glance

•   For the 12 months ended November 30, 2019, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 9.99% for Investor Shares and 10.08% for Admiral Shares. The fund outperformed its benchmark, the Bloomberg Barclays PA Municipal Bond Index, which returned 9.33%.

•   Vanguard Pennsylvania Municipal Money Market Fund gained 1.36%.

•   Global monetary policy shifted markedly during the fiscal year. Faced with slowing global growth and intensifying trade disputes, many central banks turned more accommodative. The U.S. Federal Reserve, after raising its target for short-term interest rates four times in 2018, cut rates three times in 2019 and ended its balance-sheet tapering. Bonds, including municipal issues, saw their yields fall and prices rise.

•   The Long-Term Fund’s average duration (a measure of the price sensitivity of the fund’s holdings to movements in interest rates) was longer than that of its benchmark. That stance accounted for much of the fund’s relative outperformance.

•   The advisor continued to favor intermediate-term and long-term maturities, which boosted performance. A tilt toward lower-quality investment-grade bonds compared with the benchmark index also proved beneficial as recession fears went unrealized.

Market Barometer

		Average Annual Total Returns
	Periods Ended November 30, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	14.67%	10.80%
Russell 2000 Index (Small-caps)	7.51	8.57	8.22
Russell 3000 Index (Broad U.S. market)	15.49	14.22	10.61
FTSE All-World ex US Index (International)	11.50	9.39	4.20

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.79%	4.10%	3.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.49	5.02	3.57
FTSE Three-Month U.S. Treasury Bill Index	2.31	1.61	1.01

CPI
Consumer Price Index	2.05%	2.14%	1.72%

Advisor’s Report

For the 12 months ended November 30, 2019, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 9.99% for Investor Shares and 10.08% for Admiral Shares. Those results exceeded the 9.33% return of its benchmark, the Bloomberg Barclays PA Municipal Bond Index.

Municipal bond yields declined across the board; prices increased most at the long end. For both Investor and Admiral Shares, the capital return was 6.50%. Return from income was 3.49% for Investor Shares and 3.58% for Admiral Shares. The Long-Term Fund’s 30-day SEC yield fell 128 basis points to 2.07% for Investor Shares and 126 basis points to 2.15% for Admiral Shares. (A basis point is one-hundredth of a percentage point.)

Vanguard Pennsylvania Municipal Money Market Fund returned 1.36%. The fund’s 7-day SEC yield fell 58 basis points to 0.96%.

Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal year, only the Money Market Fund owned such securities.

The investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the 12 months.

Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance. The U.S. labor market remained robust even as the pace of job creation eased a little. The unemployment rate continued to trend lower, falling to 3.5% by the end of the 12 months; this helped keep consumers spending.

Although gross domestic product, the broadest measure of economic activity, expanded in the first quarter of 2019 at

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2018	2019
2 years	1.98%	1.10%
5 years	2.16	1.17
10 years	2.55	1.50
30 years	3.27	2.13

Source: Vanguard.

an annual rate of about 3% after adjusting for inflation, its growth then slowed amid fading effects from tax cuts, weaker business confidence, and trade disputes. Inflation remained tame.

After raising rates in December 2018, the Federal Reserve began to reverse gears with an announcement in March that it would end its balance-sheet tapering. It went on to lower the federal funds rate in August, September, and October. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to cushion the effects of trade policies and prolong an economic expansion already in its eleventh year.

Although international developments typically have little effect on municipal bonds, the bonds largely took their cues from Treasuries, whose yields fell across the maturity spectrum. The average yield of 2-year AAA-rated general obligation issues slipped 88 basis points to 1.10% by the end of the period. The comparable 10-year yield dropped 105 basis points to 1.50%.

Demand for muni bonds was strong through much of the fiscal year. That supported prices, as did supply in recent months. We expected that the prerefunding of tax-exempt securities would come to an end after 2017 federal tax legislation made tax-exempt interest on advance refunding bonds taxable. With rates falling so low, however, municipalities have been prerefunding tax-exempt securities by issuing taxable securities, thereby shrinking the supply of longer-dated tax-exempt munis.

Credit quality in the municipal market remained solid overall as revenue collections were supported by the strong economy.

In Pennsylvania, credit trends for the commonwealth and its largest city, Philadelphia, improved. Governor Tom Wolf signed a $33.9 billion fiscal 2020 budget in June, a 2.7% increase from the previous year. The budget was signed before the end of the fiscal year, marking the second consecutive year of smooth budget passage in Pennsylvania. The commonwealth finished fiscal 2019 with a reported $34.9 billion in general fund collections, 2.6% above estimates.

Philadelphia’s fiscal 2020 budget includes $5 billion in spending, a 3.98% increase from the previous year. Its unaudited fiscal 2019 general fund revenues totaled $4.26 billion, a 5.1% increase.

Fitch revised its outlook for the commonwealth to stable from negative. The rating remains AA–. The report said Pennsylvania’s budget had made progress toward structural balance and building a rainy day fund.

For Philadelphia, Standard & Poor’s revised its outlook to positive from stable in November 2019, keeping the rating at A. S&P said strong revenue growth had helped the city’s financial position. It also noted the city had created an economic cushion for itself, particularly by focusing on pension funding, school district support, general fund reserves, and its rainy day fund. In April 2019, Fitch revised its outlook for Philadelphia to positive from stable, citing gains in the city’s operating performance and “overall flexibility.” The rating remains A–.

Although the commonwealth is benefiting from a strong economic environment, it still must continue to address long-term expenditures, principally pension funding and health care spending.

Management of the funds

The Long-Term Fund’s average duration—a measure, expressed in years, of a portfolio’s sensitivity to changes in interest rates—was longer than that of its benchmark, boosting the fund’s relative performance.

We maintained a tilt toward longer-term maturities, which helped as yields fell. For the 12 months, the average return for municipal bonds with a 3-year maturity was 4.15%, compared with 8.75% for 10-year bonds and 10.50% for 20-year bonds, as measured by the Bloomberg Barclays Municipal Bond Index.

A modest overweight to muni bonds on the lower rungs of the investment-grade credit ladder was intended principally to capture the additional yield they produce, especially as credit spreads versus Treasuries were fairly tight. For the 12 months, lower-rung Pennsylvania munis performed better than their higher-quality counterparts as credit spreads compressed. As measured by the Bloomberg Barclays PA Municipal Bond Index, A-rated Pennsylvania munis returned 9.95%, compared with 8.71% for their AA-rated counterparts.

Outlook

Global growth is expected to keep softening, owing in part to trade tensions and policy uncertainty. U.S. growth may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are likely to see a deceleration as well. Growth in China, the world’s second-largest economy, is likely to slow at a below-trend pace of around 5.8% in 2020—but that figure could be markedly lower without further stimulus. Likewise, in the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector.

This backdrop, along with modest wage gains and structural factors such as technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads are tight, we are positioned going into the new fiscal year with plenty of dry powder on hand, which will allow us to take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

James M. D’Arcy, CFA,

Portfolio Manager

John M. Carbone, Principal,

Portfolio Manager

Vanguard Fixed Income Group

December 17, 2019

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2019	11/30/2019	Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,006.22	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,026.77	$0.86
Admiral™ Shares	1,000.00	1,027.18	0.46
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Pennsylvania Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2019

Tax-Exempt Securities	100.0%

Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Pennsylvania (98.5%)
	Allegheny County PA GO	5.000%	12/1/19		5,500	5,500
	Allegheny County PA GO VRDO	1.080%	12/6/19	LOC	3,500	3,500
	Allegheny County PA GO VRDO	1.080%	12/6/19	LOC	940	940
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.140%	12/2/19		91,410	91,410
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.080%	12/6/19	LOC	5,205	5,205
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.080%	12/6/19	LOC	2,965	2,965
	Allegheny County PA Hospital Development Authority Revenue (Concordia Lutheran) VRDO	1.100%	12/6/19	LOC	36,750	36,750
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	1.270%	12/2/19	LOC	20,000	20,000
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.200%	12/2/19	LOC	28,600	28,600
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.200%	12/2/19	LOC	45,045	45,045
[2]	Allegheny County PA Industrial Development Authority Revenue (Education Center Watson) PUT	1.080%	12/6/19	LOC	2,000	2,000
	Beaver PA Industrial Development Authority Revenue (Concordia Lutheran Ministries) VRDO	1.100%	12/6/19	LOC	4,650	4,650
[1]	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.100%	12/6/19	LOC	3,075	3,075
[1]	BlackRock MuniYield Pennsylvania Quality Fund VRDP VRDO	1.210%	12/6/19		69,100	69,100
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.120%	12/6/19	LOC	6,975	6,975

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Bucks County Water & Sewer Authority Revenue TOB VRDO	1.200%	12/6/19	(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.110%	12/6/19		30,865	30,865
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.110%	12/6/19		8,620	8,620
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.110%	12/6/19		9,565	9,565
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.100%	12/6/19	LOC	11,810	11,810
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.100%	12/6/19	LOC	8,645	8,645
	Centre County PA GO	4.000%	7/1/20	(Prere.)	1,080	1,098
[1]	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	1.100%	12/6/19	(4)LOC	13,695	13,695
[1]	County of Allegheny PA GO TOB VRDO	1.090%	12/6/19		5,340	5,340
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.290%	12/2/19		30,465	30,465
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,600	2,608
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	9,728	9,759
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,095	2,102
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		17,470	17,515
	Delaware Valley PA Regional Finance Authority Revenue VRDO	1.080%	12/6/19	LOC	11,795	11,795
[2]	Derry PA Industrial & Commercial Development Authority Revenue	1.080%	12/6/19	LOC	1,275	1,275
	Downingtown PA Area School District GO	4.000%	8/1/20		4,320	4,401
[1]	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group) TOB VRDO	1.150%	12/6/19	LOC	2,250	2,250
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	1,900	1,900
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	400	400
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	200	200
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	3,800	3,800
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	9,600	9,600
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	4,000	4,000
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	400	400
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	600	600
	Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	900	900
	Emmaus PA General Authority Revenue VRDO	1.060%	12/6/19	LOC	28,095	28,095
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.080%	12/6/19	LOC	1,250	1,250

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.080%	12/6/19	LOC	5,090	5,090
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	5,980	6,126
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.130%	12/1/19		2,785	2,785
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.130%	12/6/19		7,500	7,500
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.130%	12/6/19		11,935	11,935
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.130%	12/6/19		4,785	4,785
[1]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.130%	12/6/19		6,955	6,955
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.080%	12/2/19		48,500	48,500
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.080%	12/2/19		24,820	24,820
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.120%	12/2/19		300	300
[3]	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.120%	12/2/19		16,310	16,310
	Haverford Township PA School District GO VRDO	1.100%	12/6/19	LOC	17,290	17,290
	Lancaster County PA Hospital Authority Health Center Revenue (Masonic Homes Project) VRDO	1.130%	12/2/19	LOC	3,520	3,520
[1]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.130%	12/6/19	(Prere.)	3,410	3,410
[1]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.130%	12/6/19	(Prere.)	6,765	6,765
[1]	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.140%	12/6/19		3,750	3,750
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	1.080%	12/6/19	LOC	3,120	3,120
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	1.080%	12/6/19	LOC	3,800	3,800

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	1.080%	12/6/19	LOC	1,000	1,000
[1]	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group) TOB VRDO	1.100%	12/6/19	LOC	5,850	5,850
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	1.140%	12/6/19	LOC	2,395	2,395
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	1.140%	12/6/19	LOC	3,900	3,900
[3]	Lower Merion PA School District GO	3.000%	4/1/20		1,970	1,982
	Montgomery County PA GO	5.000%	8/15/20		3,045	3,128
[1]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) TOB VRDO	1.150%	12/6/19	LOC	18,160	18,160
[1]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) TOB VRDO	1.150%	12/6/19	LOC	2,660	2,660
	Montgomery County PA Industrial Development Authority Revenue (Einstein Medical Center Montgomery)	5.000%	8/1/20	(Prere.)	1,925	1,975
	Montgomery County PA Redevelopment Authority Revenue (Forge Gate Apartments Project) VRDO	1.100%	12/6/19	LOC	9,665	9,665
[1]	Northampton County PA General Purpose Authority College Revenue (Lafayette College) TOB VRDO	1.120%	12/6/19		9,685	9,685
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.060%	12/6/19		5,750	5,750
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.060%	12/6/19		9,940	9,940
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.000%	12/6/19		3,735	3,735
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.050%	12/6/19		6,895	6,895
[1]	PA Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.120%	12/6/19		2,000	2,000
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (Pittsburgh Allegheny County Thermal Ltd.) VRDO	1.080%	12/6/19	LOC	300	300
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	1.100%	12/6/19	LOC	29,000	29,000
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (York Water Co. Project) VRDO	1.110%	12/6/19	LOC	12,000	12,000

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Economic Development Financing Authority Revenue (Montessori Academy Inc.) VRDO	1.080%	12/6/19	LOC	1,200	1,200
	Pennsylvania Economic Development Financing Authority Revenue (PMF Industries Inc.) VRDO	1.300%	12/6/19	LOC	575	575
	Pennsylvania GO	5.000%	3/1/20		37,710	38,058
	Pennsylvania GO	5.000%	3/15/20		5,380	5,438
	Pennsylvania GO	5.000%	4/1/20		7,450	7,543
	Pennsylvania GO	5.000%	5/1/20		2,210	2,246
	Pennsylvania GO	5.000%	6/15/20		21,120	21,545
	Pennsylvania GO	5.000%	7/1/20		1,600	1,634
	Pennsylvania GO	5.000%	7/15/20		3,315	3,391
[1]	Pennsylvania GO TOB VRDO	1.100%	12/6/19		4,000	4,000
[1]	Pennsylvania GO TOB VRDO	1.130%	12/6/19		14,300	14,300
[1]	Pennsylvania GO TOB VRDO	1.130%	12/6/19		10,400	10,400
[1]	Pennsylvania GO TOB VRDO	1.130%	12/6/19	(Prere.)	11,250	11,250
[1]	Pennsylvania GO TOB VRDO	1.130%	12/6/19		3,335	3,335
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.090%	12/2/19	LOC	1,235	1,235
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.080%	12/6/19	LOC	33,890	33,890
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.100%	12/6/19	LOC	17,295	17,295
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Moore College of Art & Design) VRDO	1.080%	12/6/19	LOC	300	300
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	1.080%	12/6/19	LOC	1,300	1,300
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) TOB VRDO	1.100%	12/6/19	LOC	5,340	5,340
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.130%	12/6/19		6,665	6,665
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.100%	12/6/19		5,480	5,480
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.120%	12/6/19		5,865	5,865
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.120%	12/6/19		9,690	9,690
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	1.040%	12/6/19	LOC	13,115	13,115
	Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDO	1.100%	12/6/19	LOC	4,950	4,950
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.100%	12/6/19		10,625	10,625
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		3,825	3,825

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		15,300	15,300
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		19,740	19,740
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.150%	12/6/19		7,315	7,315
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.140%	12/6/19		8,990	8,990
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.140%	12/6/19		10,200	10,200
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.140%	12/6/19		12,110	12,110
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.160%	12/6/19		12,585	12,585
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.160%	12/6/19		7,890	7,890
[1]	Pennsylvania Housing Finance Agency TOB VRDO	1.130%	12/6/19		7,000	7,000
	Pennsylvania Infrastructure & Investment Authority Revenue CP	1.260%	1/15/20		27,356	27,356
[1]	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding Program) TOB VRDO	1.130%	12/6/19		6,315	6,315
[2]	Pennsylvania State University Revenue PUT	1.580%	6/1/20		19,135	19,135
[1]	Pennsylvania State University TOB VRDO	1.070%	12/6/19		12,420	12,420
[1]	Pennsylvania State University TOB VRDO	1.080%	12/6/19		5,600	5,600
[1]	Pennsylvania TOB VRDO	1.130%	12/6/19		10,000	10,000
[1]	Pennsylvania TOB VRDO	1.130%	12/6/19		8,750	8,750
[1]	Pennsylvania TOB VRDO	1.130%	12/6/19		3,600	3,600
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	1.090%	12/6/19		5,600	5,600
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT	1.210%	12/2/19	(4)LOC	29,400	29,400
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT	1.210%	12/2/19	(4)LOC	8,295	8,295
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT	1.210%	12/2/19	(4)LOC	4,790	4,790
[1,2]	Pennsylvania Turnpike Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.300%	12/2/19	LOC	5,000	5,000
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.100%	12/6/19	LOC	7,850	7,850
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.130%	12/6/19	LOC	60,300	60,300
	Pennsylvania Turnpike Commission Revenue VRDO	1.120%	12/6/19	LOC	7,200	7,200
[1]	Peters Township PA School District Washington County GO TOB VRDO	1.090%	12/6/19		4,780	4,780
	Philadelphia Airport CP	1.500%	12/20/19	LOC	8,000	8,000
[1]	Philadelphia PA Airport Revenue TOB VRDO	1.180%	12/6/19	LOC	12,070	12,070

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelp hia PA Airport Revenue VRDO	1.100%	12/6/19	LOC	43,550	43,550
	Philadelphia PA Airport Revenue VRDO	1.100%	12/6/19	LOC	43,550	43,550
[1]	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.130%	12/6/19		3,275	3,275
	Philadelphia PA Authority for Industrial Development Revenue (Franklin Institute) VRDO	1.110%	12/6/19	LOC	5,270	5,270
[1]	Philadelphia PA Authority for Industrial Development Revenue (Philadelphia College of Osteopathic Medicine Obligated Group) TOB VRDO	1.120%	12/6/19		5,695	5,695
	Philadelphia PA Gas Works Revenue VRDO	1.090%	12/6/19	LOC	13,300	13,300
	Philadelphia PA Gas Works Revenue VRDO	1.120%	12/6/19	LOC	8,755	8,755
	Philadelphia PA Gas Works Revenue VRDO	1.120%	12/6/19	LOC	6,700	6,700
	Philadelphia PA Gas Works Revenue VRDO	1.120%	12/6/19	LOC	2,600	2,600
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		36,420	36,420
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		1,500	1,500
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		6,270	6,270
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	1.120%	12/6/19	LOC	40,160	40,160
[1]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	1.130%	12/6/19	LOC	5,000	5,000
	Philadelphia PA Water & Wastewater Revenue VRDO	1.100%	12/6/19	LOC	15,605	15,605
	Ridley PA School District GO VRDO	1.080%	12/6/19	LOC	15,120	15,120
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.150%	12/2/19		12,085	12,085
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.110%	12/6/19		9,500	9,500
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.110%	12/6/19		23,000	23,000
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.130%	12/6/19		3,000	3,000
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.130%	12/6/19		6,670	6,670
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.130%	12/6/19		22,965	22,965

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.130%	12/6/19		9,600	9,600
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	3,000	3,052
[1]	State College PA Area School District GO TOB VRDO	1.090%	12/6/19		5,400	5,400
	State Public School Building Authority Pennsylvania School Revenue (North Allegheny School District Project) VRDO	1.110%	12/6/19		10,720	10,720
	State Public School Building Authority Pennsylvania School Revenue (South Park School District) VRDO	1.080%	12/6/19	LOC	4,250	4,250
[1]	Swarthmore College TOB VRDO	1.090%	12/6/19		4,420	4,420
	University of Pittsburgh PA Revenue CP	1.170%	2/4/20		23,000	23,000
	University of Pittsburgh PA Revenue CP	1.250%	2/4/20		23,000	23,000
	Washington County PA Hospital Authority Revenue (University of Pennsylvania) VRDO	0.700%	12/6/19		39,725	39,725
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.080%	12/6/19	LOC	14,255	14,255
	West Cornwall PA Municipal Authority Revenue (Lebanon Valley Brethren Home) VRDO	1.100%	12/6/19	LOC	6,000	6,000
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project) VRDO	1.080%	12/6/19	LOC	3,880	3,880
[1]	Wilkes-Barre PA Area School District GO TOB VRDO	1.170%	12/6/19	(15)LOC	2,280	2,280
						1,957,437
Guam (0.3%)
	Guam Government Limited Obligation Revenue	5.625%	12/1/19	(Prere.)	1,500	1,500
	Guam Government Limited Obligation Revenue	5.750%	12/1/19	(Prere.)	600	600
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.625%	7/1/20	(Prere.)	4,350	4,461
						6,561
Total Tax-Exempt Municipal Bonds (Cost $1,963,998)						1,963,998

Pennsylvania Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (1.2%)
Other Assets
Investment in Vanguard	92
Receivables for Investment Securities Sold	25,210
Receivables for Accrued Income	5,630
Receivables for Capital Shares Issued	2,624
Other Assets	3,284
Total Other Assets	36,840
Liabilities
Payables for Investment Securities Purchased	(10,233)
Payables for Capital Shares Redeemed	(1,904)
Payables for Distributions	(115)
Payables to Vanguard	(148)
Total Liabilities	(12,400)
Net Assets (100%)
Applicable to 1,988,307,663 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,988,438
Net Asset Value Per Share	$1.00

At November 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,988,432
Total Distributable Earnings (Loss)	6
Net Assets	1,988,438

•	See Note A in Notes to Financial Statements.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $693,480,000, representing 34.9% of net assets.

2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19)TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	30,094
Total Income	30,094
Expenses
The Vanguard Group—Note B
Investment Advisory Services	554
Management and Administrative	2,311
Marketing and Distribution	281
Custodian Fees	2
Auditing Fees	28
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	3,187
Net Investment Income	26,907
Realized Net Gain (Loss) on Investment Securities Sold	35
Net Increase (Decrease) in Net Assets Resulting from Operations	26,942

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,907	23,530
Realized Net Gain (Loss)	35	(8)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,942	23,522
Distributions
Net Investment Income	(26,909)	(23,531)
Realized Capital Gain	—	—
Total Distributions	(26,909)	(23,531)
Capital Share Transactions (at $1.00 per share)
Issued	970,422	1,151,271
Issued in Lieu of Cash Distributions	24,951	22,043
Redeemed	(973,578)	(1,111,956)
Net Increase (Decrease) from Capital Share Transactions	21,795	61,358
Total Increase (Decrease)	21,828	61,349
Net Assets
Beginning of Period	1,966,610	1,905,261
End of Period	1,988,438	1,966,610

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Investment Operations
Net Investment Income	.014 [1]	.012 [1]	.006	[1]	.002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—		—	—
Total from Investment Operations	.014	.012	.006		.002	.0001
Distributions
Dividends from Net Investment Income	(.014)	(.012)	(.006)		(.002)	(.0001)
Distributions from Realized Capital Gains	—	—	—		—	—
Total Distributions	(.014)	(.012)	(.006)		(.002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return[2]	1.36%	1.22%	0.63%		0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,988	$1,967	$1,905		$1,871	$2,059
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%		0.13% [3]	0.05% [3]
Ratio of Net Investment Income to Average Net Assets	1.35%	1.21%	0.63%		0.24%	0.01%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Pennsylvania Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $92,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.     Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.     Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	115
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	—

* The fund used capital loss carryforwards of $8,000 to offset taxable capital gains realized during the year ended November 30, 2019.

Pennsylvania Municipal Money Market Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	1,963,998
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.     The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $743,032,000 and $456,270,000, respectively.

F.      Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	9.99%	4.26%	4.73%	$15,879
Bloomberg Barclays PA Municipal Bond Index	9.33	3.89	4.54	15,587
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	10.08%	4.35%	4.82%	$80,065
Bloomberg Barclays PA Municipal Bond Index	9.33	3.89	4.54	77,937
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	76,500

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	2.8%
1 - 3 Years	2.4
3 - 5 Years	3.1
5 - 10 Years	10.6
10 - 20 Years	47.1
20 - 30 Years	31.5
Over 30 Years	2.5

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Pennsylvania (100.2%)
Allegheny County PA GO	5.000%	11/1/26		2,540	3,142
Allegheny County PA GO	4.000%	11/1/30		3,000	3,389
Allegheny County PA GO	5.000%	12/1/30		1,365	1,582
Allegheny County PA GO	5.250%	12/1/32		1,000	1,142
Allegheny County PA GO	4.000%	11/1/33		300	344
Allegheny County PA GO	5.250%	12/1/33		1,000	1,142
Allegheny County PA GO	4.000%	11/1/34		915	1,048
Allegheny County PA GO	5.000%	12/1/34		3,600	3,955
Allegheny County PA GO	5.000%	12/1/34		1,695	1,954
Allegheny County PA GO	4.000%	11/1/35		1,225	1,399
Allegheny County PA GO	4.000%	11/1/36		2,500	2,847
Allegheny County PA GO	5.000%	12/1/37		6,000	6,574
Allegheny County PA GO	5.000%	12/1/37	(4)	10,000	10,985
Allegheny County PA GO	5.000%	11/1/41		5,015	5,878
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/25	(Prere.)	25	30
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/26	(Prere.)	10	12
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/30		2,385	2,646
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/30		1,155	1,333
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/31		1,550	1,714
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/33		2,035	2,240
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		3,000	3,641
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		3,000	3,626
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		4,750	5,721
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		5,500	6,600

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		5,250	6,275
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		5,000	5,444
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		30,000	32,144
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		19,000	22,244
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/21		2,750	2,915
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/24		2,400	2,789
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/33		3,200	4,005
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/35		2,530	2,868
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/36		3,125	3,518
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/37		7,250	8,117
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/39		1,000	1,109
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		6,000	6,331
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/30	(15)	3,400	4,013
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	805	909
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/35		1,100	1,244
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/35	(4)	2,650	2,965
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/35		6,000	7,002
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/36		1,500	1,691
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/40		4,250	4,911
Allegheny County PA Sanitary Authority Sewer Revenue	5.250%	12/1/41	(15)	3,500	3,978
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,616
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/45		2,500	3,005
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		7,485	8,245
Allentown PA City School District GO	4.000%	2/15/21	(4)	480	495
Allentown PA City School District GO	4.000%	2/15/22	(4)	2,835	2,983
Allentown PA City School District GO	4.000%	2/15/23	(4)	340	365

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allentown PA City School District GO	4.000%	2/15/24	(4)	550	600
	Allentown PA City School District GO	5.000%	2/1/31	(15)	4,000	4,983
	Allentown PA City School District GO	5.000%	2/1/32	(15)	3,075	3,819
	Allentown PA City School District GO	4.000%	2/1/34	(15)	1,500	1,689
	Allentown PA City School District GO	5.000%	2/1/34	(15)	1,300	1,603
	Allentown PA City School District GO	4.000%	2/1/35	(15)	1,175	1,319
	Allentown PA City School District GO	4.000%	2/1/36	(15)	1,100	1,231
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		1,180	1,258
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		250	265
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		1,000	1,117
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		11,530	12,151
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		15,595	16,323
	Allentown PA School District GO	5.000%	6/1/32	(15)	1,465	1,717
	Allentown PA School District GO	5.000%	6/1/35	(15)	2,000	2,331
	Allentown PA School District GO	5.000%	6/1/36	(15)	1,500	1,744
	Altoona PA Area School District PA GO	5.000%	12/1/48	(15)	1,500	1,707
	Altoona PA Area School District PA GO	4.250%	12/1/49	(4)	3,500	3,758
	Altoona PA Sewer Revenue	3.000%	12/1/35	(4)	3,165	3,261
	Armstrong PA School District GO	5.000%	3/15/31	(15)	1,800	2,245
	Armstrong PA School District GO	3.000%	3/15/32	(15)	4,385	4,544
	Armstrong PA School District GO	3.000%	3/15/33	(15)	5,495	5,644
	Armstrong PA School District GO	3.000%	3/15/34	(15)	5,605	5,743
	Armstrong PA School District GO	4.000%	3/15/41	(15)	1,200	1,336
	Beaver County PA GO	4.000%	4/15/29	(15)	3,505	4,053
	Beaver County PA GO	4.000%	4/15/30	(15)	500	575
	Berks County PA GO	5.000%	11/15/23		1,880	2,157
	Berks County PA GO	4.000%	11/15/24		600	680
	Berks County PA GO	5.000%	11/15/24		500	591
	Berks County PA GO	5.000%	11/15/25		1,545	1,876
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23		600	677
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/33		2,000	2,143
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/35		3,350	3,907
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/47		5,000	5,207
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		15,950	18,110
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		15,500	17,553
[1]	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.300%	12/6/19	LOC	10,425	10,425

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/33		500	567
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		375	430
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		2,500	2,801
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/38		420	474
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/43		500	559
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		830	934
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		2,435	2,694
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/48		1,500	1,667
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/39		2,310	2,318
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/40		6,955	7,362
Bermudian Springs PA School District GO	5.000%	5/1/30	(4)	1,370	1,667
Bethel Park PA School District GO	4.000%	8/1/31		2,500	2,830
Blue Mountain PA School District GO	4.000%	8/1/22	(4)	235	251
Blue Mountain PA School District GO	4.000%	8/1/23	(4)	470	512
Blue Mountain PA School District GO	4.000%	8/1/24	(4)	500	555
Blue Mountain PA School District GO	4.000%	8/1/25	(4)	460	519
Bristol Township PA School District GO	5.250%	6/1/37		3,000	3,320
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/35		550	609
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/36		900	994
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	3.000%	8/15/50		3,000	2,885
Bucks County PA Industrial Development Authority Hospital Revenue (St. Luke’s University Health Network Project)	4.000%	8/15/50		2,000	2,135
Bucks County PA Industrial Development Authority Revenue (George School)	5.000%	9/15/44		4,965	6,109
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/21	(Prere.)	2,000	2,154
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/26		525	608

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/27		490	566
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/28		540	624
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/29		1,670	1,932
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/30		1,370	1,579
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/35		4,430	5,045
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/39		3,250	3,667
	Canon-McMillan PA School District GO	5.000%	12/15/37	(15)	3,000	3,445
	Canon-McMillan PA School District GO	5.000%	12/1/41	(4)	3,000	3,549
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/27		1,530	1,797
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/28		1,605	1,882
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/30		1,135	1,326
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/40		4,000	4,584
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,240	1,500
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,535	1,897
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		500	602
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		1,100	1,353
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/33		1,370	1,644
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/34		1,000	1,199
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/35		500	609
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/37		1,815	2,164
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/38		1,000	1,205
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		2,665	3,144
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/33		1,000	1,207
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/34		1,000	1,203
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.375%	12/1/21	(Prere.)	3,000	3,244
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	(Prere.)	5,000	5,419
	Central Dauphin PA School District GO	4.000%	5/15/37		1,000	1,097
	Central Dauphin School District PA GO	4.000%	5/15/32		1,000	1,114
	Central Dauphin School District PA GO	4.000%	5/15/34		1,985	2,193
	Central Dauphin School District PA GO	4.000%	5/15/35		2,325	2,565

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	7.000%	11/15/21	(Prere.)	6,930	7,697
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		6,280	6,843
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42		1,500	1,771
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/44		3,000	3,209
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	4.000%	11/15/47		2,100	2,260
	Chartiers Valley PA School District GO	5.000%	10/15/35		1,135	1,315
	Chartiers Valley PA School District GO	5.000%	10/15/40		2,750	3,156
	Cheltenham Township PA School District GO	5.000%	3/15/38		4,210	4,832
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/20	(Prere.)	17,490	17,791
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/20	(Prere.)	5,000	5,087
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,675	3,255
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		2,000	2,195
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/47		4,000	4,356
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		2,500	2,913
[2]	Chester County PA Industrial Development Authority Revenue (Longwood Gardens Project)	4.000%	12/1/49		3,750	4,168
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30		1,100	1,195
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35		785	848
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45		2,990	3,194
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/29		2,000	2,152
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/33		3,000	3,201
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/45		2,000	2,087
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		250	286

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		1,000	1,135
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		4,000	4,903
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		1,365	1,475
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		5,115	6,334
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		4,045	4,976
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		1,000	1,274
[2]	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		1,750	2,218
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,000	5,396
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,100	6,250
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		1,000	1,290
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		8,115	8,752
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	8,554
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		7,760	8,364
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		10,025	12,220
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	36,550	40,382
	Conestoga Valley PA School District GO	3.000%	2/1/33		1,000	1,030
	Conestoga Valley PA School District GO	3.000%	2/1/37		1,240	1,265
	Conestoga Valley PA School District GO	3.000%	2/1/38		850	864
	Conestoga Valley PA School District GO	3.000%	2/1/39		1,000	1,015
	Conestoga Valley PA School District GO	3.000%	2/1/44		3,055	3,070
	Connellsville PA Area School District GO	4.000%	8/15/25	(15)	500	565
	Connellsville PA Area School District GO	4.000%	8/15/26	(15)	1,685	1,930
	Connellsville PA Area School District GO	4.000%	8/15/27	(15)	2,070	2,353
	Council Rock PA School District GO	3.250%	11/15/39		5,010	5,190
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/30		1,000	1,192
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/31		750	888
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/32		800	943
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/34		1,420	1,668
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/37		2,000	2,179
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/39		4,685	5,562
	Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/42		3,605	3,914

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/36		1,400	1,575
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/44		5,000	5,492
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/49		7,500	8,207
Cumberland Valley PA School District GO	5.000%	12/1/30		500	583
Cumberland Valley PA School District GO	5.000%	12/1/31		750	873
Cumberland Valley PA School District GO	5.000%	12/1/33		1,005	1,166
Cumberland Valley PA School District GO	5.000%	12/1/34		1,125	1,304
Cumberland Valley PA School District GO	5.000%	12/1/35		1,000	1,157
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/30		3,745	4,152
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/31		2,190	2,421
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/32		2,070	2,283
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/35		3,450	4,050
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/42		21,040	22,512
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/34		1,220	1,479
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/35		800	968
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		5,030	5,972
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/46		4,970	5,888
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/40		2,500	2,915
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.290%	12/2/19		7,500	7,500
Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/32		3,355	4,090
Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/40		1,500	1,723
Delaware County PA Vocational-Technical School Authority Lease Revenue (Delaware County Intermediate Unit No. 25 Project)	5.000%	11/1/38	(15)	1,250	1,385
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25	(Prere.)	500	599
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/32		3,070	3,772

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/33	(15)	4,000	4,401
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34		3,250	3,977
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36		3,500	4,263
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		18,930	22,741
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/44		755	931
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		11,500	13,711
[1]	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.250%	12/6/19		4,880	4,880
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,000	2,006
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	25	25
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		3,640	4,008
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		2,715	2,987
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		3,205	3,518
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		1,000	1,095
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/30		3,000	3,834
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		3,500	3,987
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/32		2,750	3,481
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		5,000	5,662
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/34		3,500	3,956
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/36		2,000	2,501
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		12,000	13,499
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		2,500	3,118
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		5,000	5,600
	Delaware Valley PA Regional Finance Authority Revenue	7.750%	7/1/27	(2)	130	184
	Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		6,860	9,439
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/25		3,730	4,109
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/26		4,445	4,887
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/27		1,170	1,284
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/28		1,000	1,095
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/29		865	945
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		4,000	4,480

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	4.000%	7/15/48		7,405	7,896
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		1,280	1,386
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		825	927
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/34		1,000	1,094
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,250	1,341
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/45		4,325	4,591
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/47		3,750	4,095
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/38		2,500	2,783
East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/41		2,100	2,335
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27	(15)	250	282
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28	(15)	250	282
Emmaus PA General Authority Revenue VRDO	1.020%	12/6/19	LOC	100	100
Erie City PA Water Authority Revenue	5.000%	12/1/43	(4)	1,500	1,822
Erie City PA Water Authority Revenue	4.000%	12/1/44	(15)	2,175	2,469
Erie PA City School District GO	5.000%	4/1/27	(4)	150	183
Erie PA City School District GO	3.000%	4/1/32	(4)	3,360	3,496
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/32		1,325	1,505
Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/33		1,395	1,582
Erie PA Sewer Authority Revenue	4.000%	12/1/41	(4)	3,500	3,836
Fox Chapel PA Area School District	5.000%	2/1/36		2,000	2,407
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	17,075	17,489
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,100	1,200
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/48		2,300	2,503
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	2,060
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/34		4,250	5,096

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		4,400	5,214
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/41		5,000	5,610
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/45		13,000	15,243
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		30,030	32,453
[1]	Geisinger PA Authority Health System Revenue TOB VRDO	1.130%	12/6/19		1,700	1,700
	Hamburg PA Area School District GO	5.000%	4/1/21		300	315
	Hamburg PA Area School District GO	5.000%	4/1/22		300	326
	Hamburg PA Area School District GO	5.000%	4/1/23		335	375
	Hampden Township PA GO	5.000%	11/15/20	(Prere.)	180	186
	Haverford PA GO	3.650%	6/1/48		935	992
[2]	Haverford Township PA School District GO	3.000%	3/1/31		3,920	4,145
[2]	Haverford Township PA School District GO	3.000%	3/1/32		4,050	4,253
[2]	Haverford Township PA School District GO	3.000%	3/1/33		4,170	4,343
[2]	Haverford Township PA School District GO	3.000%	3/1/34		4,295	4,443
	Huntingdon County PA General Authority Revenue	5.000%	5/1/46		5,595	6,153
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/35		500	541
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/36		625	675
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		4,000	4,268
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/25		715	790
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/30		750	828
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/31		1,300	1,432
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/32		725	796
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		8,825	10,378
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/30		3,000	3,417
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/31		4,235	4,821
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/32		2,600	2,957

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,000	5,626
	Lancaster PA GO	4.000%	11/1/31	(15)	1,400	1,593
	Lancaster PA GO	4.000%	11/1/32	(15)	2,445	2,772
	Lancaster PA GO	4.000%	11/1/33	(15)	2,545	2,875
	Lancaster PA GO	4.000%	11/1/34	(15)	2,660	2,998
	Lancaster PA GO	4.000%	11/1/35	(15)	2,355	2,647
	Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.375%	5/1/23	(Prere.)	1,250	1,421
	Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.750%	5/1/23	(Prere.)	2,200	2,529
	Lehigh County PA Authority Water & Sewer Revenue	0.000%	12/1/24		1,695	1,532
	Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		14,305	15,935
	Lehigh County PA Authority Water & Sewer Revenue	5.125%	12/1/47		3,000	3,357
	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46		3,685	3,869
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		5,000	5,227
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/44		7,000	8,372
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49		20,000	21,665
[1]	Lehigh Valley Health Network Obligated Group TOB VDRO	1.250%	12/6/19		5,000	5,000
	Luzerne County PA GO	5.250%	12/15/21	(14)	2,450	2,513
	Luzerne County PA GO	5.000%	11/15/29	(4)	2,500	2,925
	Luzerne County PA Industrial Development Authority Water Facility Revenue (Pennsylvania-American Water Co.)	5.500%	12/1/39		5,000	5,005
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	5/1/26		2,000	2,136
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	7/1/30		5,565	5,820
	Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/24		435	478
	Lycoming County PA Authority Revenue (Lycoming College)	5.500%	11/1/33		2,935	3,347
	Manheim Township PA School District GO	5.000%	2/1/31		1,200	1,412
	Marple Newtown PA School District GO	3.000%	6/1/40		3,745	3,811
	Marple Newtown PA School District GO	3.000%	6/1/44		2,000	2,016
	Mechanicsburg PA Area School District GO	4.000%	3/1/32		1,580	1,797
	Mechanicsburg PA Area School District GO	4.000%	3/1/33		1,645	1,861
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/41		3,660	4,228

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	10,875	11,761
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,913
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,124
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,303
Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project)PUT	3.000%	5/1/21	1,100	1,115
Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) PUT	4.000%	5/1/23	1,180	1,252
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,250
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/24	1,165	1,309
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/25	1,200	1,348
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/26	1,000	1,120
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/27	1,000	1,117
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40	6,150	6,821
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31	1,750	2,135
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33	1,000	1,235
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/34	2,210	2,676
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/35	2,780	3,357
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/37	1,435	1,593
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/37	2,500	3,000
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43	5,750	6,808

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/44		4,300	4,680
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		10,250	12,065
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		7,950	8,592
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51		870	1,032
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		4,000	4,466
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/28		3,795	4,344
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/30		5,000	5,691
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36		11,250	12,702
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		8,500	9,496
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		3,300	3,684
Montgomery County PA Industrial Development Authority Health Services Revenue (Jefferson Health System)	5.000%	10/1/41		4,110	4,364
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30		1,200	1,368
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		3,730	4,120
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,760	3,696
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/38		2,500	2,831
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/48		6,500	7,258
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	6.625%	12/1/21	(Prere.)	1,565	1,732
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/27		2,250	2,537

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47	2,000	2,190
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	4.000%	12/1/48	3,000	3,067
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/20	225	231
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	100	105
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	107
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	125	136
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	200	222
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	281
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	397
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	171
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	226
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	113
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	235
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	251
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	111
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	200	222
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	200	221

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35		395	435
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36		650	714
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37		605	663
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38		300	328
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44		1,000	1,155
Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49		1,000	1,148
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.000%	1/1/30		1,575	1,665
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		4,750	4,994
Montour PA School District GO	5.000%	4/1/40	(4)	3,185	3,672
Moon Area School District GO	4.000%	11/15/31	(4)	2,050	2,338
Moon Area School District GO	4.000%	11/15/32	(4)	1,000	1,136
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		1,000	1,090
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		3,500	3,790
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31		6,270	6,802
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		6,000	6,484
Mount Union PA Area School District GO	5.000%	9/1/32	(4)	1,580	1,957
Mount Union PA Area School District GO	5.000%	9/1/33	(4)	1,655	2,045
Mount Union PA Area School District GO	5.000%	9/1/34	(4)	1,740	2,145
Muhlenberg PA School District GO	2.000%	2/15/21		1,000	1,001
New Kensington Arnold PA School District GO	5.000%	5/15/23	(15)	2,025	2,251
New Kensington Arnold PA School District GO	5.000%	5/15/24	(15)	2,125	2,426
Norristown PA Area School District GO	4.000%	9/1/30		1,000	1,112
North Allegheny PA School District GO	3.000%	5/1/32		2,590	2,744
North Allegheny PA School District GO	3.000%	5/1/33		2,780	2,929
North Allegheny PA School District GO	4.000%	5/1/38		2,335	2,652
North Allegheny PA School District GO	4.000%	5/1/44		1,750	1,961
Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	10/1/40		1,760	1,997

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/28	3,975	4,739
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	2,000	2,375
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/33	9,555	10,420
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36	6,790	7,907
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/43	3,000	3,545
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/46	1,795	2,081
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/48	3,895	4,154
Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,477
Northampton County PA General Purpose Authority University Revenue (Lehigh University)	4.000%	11/15/34	7,535	8,467
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.050%	12/6/19	100	100
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/32	1,775	1,864
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/36	1,000	1,046
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	11/1/44	1,900	2,100
Northampton PA GO	3.625%	5/15/39	2,145	2,254
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,176
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,583
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,261
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,406
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,302

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		3,740	4,132
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/37		3,000	3,382
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29	(15)	500	607
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31	(15)	700	843
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33	(15)	500	553
Norwin PA School District GO	5.000%	4/1/25	(4)	2,470	2,591
Norwin PA School District GO	5.000%	4/1/26	(4)	2,595	2,722
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30		1,900	2,056
Palmer Township PA GO	4.000%	5/15/30		1,495	1,635
Penn Manor PA School District Revenue	5.000%	3/1/32		1,000	1,203
Penn Manor PA School District Revenue	5.000%	3/1/35		800	957
Penn Manor PA School District Revenue	5.000%	3/1/36		1,700	2,028
Penn Manor PA School District Revenue	5.000%	3/1/38		1,250	1,482
Pennsylvania COP	5.000%	7/1/29		300	371
Pennsylvania COP	5.000%	7/1/30		375	461
Pennsylvania COP	5.000%	7/1/31		425	521
Pennsylvania COP	5.000%	7/1/34		475	578
Pennsylvania COP	5.000%	7/1/35		845	1,026
Pennsylvania COP	5.000%	7/1/36		1,000	1,211
Pennsylvania COP	5.000%	7/1/37		875	1,055
Pennsylvania COP	5.000%	7/1/38		1,000	1,201
Pennsylvania COP	5.000%	7/1/43		4,000	4,742
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/29	(4)	2,000	1,571
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/30	(4)	3,710	2,808
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.500%	1/1/31	(4)	3,000	3,415
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/36	(4)	6,045	3,822
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/38	(4)	5,525	3,231
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.250%	1/1/44	(4)	6,500	7,216
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		5,000	5,754
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		8,000	9,192

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32		2,500	2,777
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		11,405	12,700
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43		4,500	4,942
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45		5,000	5,601
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45		4,000	4,286
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47		10,000	10,843
	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	12/1/43		4,500	4,645
	Pennsylvania GO	5.000%	1/15/21		100	104
	Pennsylvania GO	5.000%	7/1/21		120	127
	Pennsylvania GO	5.000%	7/1/21		250	265
	Pennsylvania GO	5.375%	7/1/21		16,000	17,056
	Pennsylvania GO	5.000%	8/15/21		3,440	3,663
	Pennsylvania GO	5.000%	3/1/22		10,000	10,838
	Pennsylvania GO	5.000%	7/1/22		230	252
	Pennsylvania GO	5.000%	1/1/23		175	195
	Pennsylvania GO	4.000%	7/1/23		4,000	4,382
	Pennsylvania GO	5.000%	7/15/23		20,000	22,633
	Pennsylvania GO	5.000%	10/15/23		215	245
	Pennsylvania GO	5.000%	1/1/24		10	11
	Pennsylvania GO	5.000%	1/15/24		55	63
	Pennsylvania GO	5.000%	3/15/24		15	17
	Pennsylvania GO	5.000%	7/15/24		20,000	23,304
	Pennsylvania GO	5.000%	8/15/24		5,020	5,863
	Pennsylvania GO	5.000%	9/15/24		9,875	11,566
	Pennsylvania GO	5.000%	7/15/25		15,000	17,894
	Pennsylvania GO	5.000%	8/15/25		1,420	1,698
	Pennsylvania GO	5.000%	9/15/25	(4)	2,275	2,745
	Pennsylvania GO	5.000%	9/15/25		6,240	7,476
	Pennsylvania GO	5.000%	10/15/25		10,000	11,418
	Pennsylvania GO	5.000%	1/1/26		10,000	12,062
	Pennsylvania GO	5.000%	2/1/26		8,355	10,097
	Pennsylvania GO	5.000%	7/15/26		5,000	6,105
	Pennsylvania GO	5.000%	9/15/26		525	641
	Pennsylvania GO	5.000%	9/15/26	(4)	9,050	11,130
	Pennsylvania GO	5.000%	7/15/27		3,000	3,712
[3]	Pennsylvania GO	5.000%	9/15/27		10,000	12,164
	Pennsylvania GO	5.000%	9/15/27		5,000	6,082
	Pennsylvania GO	5.000%	1/15/28		5,000	6,113
	Pennsylvania GO	5.000%	3/15/28		8,550	10,035
	Pennsylvania GO	5.000%	7/15/28		5,000	6,302
	Pennsylvania GO	4.000%	10/15/28		10,000	10,869

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	4.000%	1/1/29		10,350	11,743
Pennsylvania GO	4.000%	4/1/29		10,000	10,730
Pennsylvania GO	4.000%	8/15/29	(4)	6,290	7,062
Pennsylvania GO	5.000%	10/15/29		1,000	1,130
Pennsylvania GO	4.000%	1/1/30		3,500	3,954
Pennsylvania GO	5.000%	2/1/30		2,500	3,176
Pennsylvania GO	4.000%	4/1/30		10,000	10,673
Pennsylvania GO	4.000%	6/15/30		10,000	10,882
Pennsylvania GO	4.000%	8/15/30	(4)	7,640	8,547
Pennsylvania GO	5.000%	10/15/30		6,650	7,497
Pennsylvania GO	4.000%	2/1/31		17,875	19,842
Pennsylvania GO	5.000%	2/1/31		2,500	3,142
Pennsylvania GO	4.000%	9/15/31		2,500	2,807
Pennsylvania GO	5.000%	10/15/31		14,955	16,829
Pennsylvania GO	4.000%	2/1/32		18,870	20,869
Pennsylvania GO	5.000%	3/1/32		11,225	13,880
Pennsylvania GO	5.000%	8/1/32		4,000	4,647
Pennsylvania GO	5.000%	8/15/32		8,000	9,349
Pennsylvania GO	5.000%	10/15/32		15,000	16,866
Pennsylvania GO	4.000%	2/1/33		5,585	6,146
Pennsylvania GO	4.000%	3/1/33	(4)	20,000	22,737
Pennsylvania GO	5.000%	8/1/33		4,000	4,628
Pennsylvania GO	4.000%	3/1/34	(4)	20,000	22,690
Pennsylvania GO	4.000%	9/15/34		10,000	11,106
Pennsylvania GO	4.000%	3/1/35	(15)	15,000	16,977
Pennsylvania GO	4.000%	3/1/36		5,000	5,608
Pennsylvania GO	3.000%	9/15/36		745	767
Pennsylvania GO	5.000%	2/1/37		3,500	4,327
Pennsylvania GO	4.000%	3/1/37	(15)	10,000	11,256
Pennsylvania GO	4.000%	3/1/37		10,000	11,184
Pennsylvania GO	5.000%	2/1/38		3,310	4,073
Pennsylvania GO	4.000%	3/1/38		2,820	3,143
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		3,330	3,682
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		2,310	2,549
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/34		2,940	3,321
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		7,000	7,814
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		1,405	1,417
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/20		595	604
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/21		1,245	1,281
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/27		1,250	1,300
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/42		535	546

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/30		200	258
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/31		295	379
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/32		230	294
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	4.000%	12/1/44		1,000	1,120
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	4.000%	12/1/48		2,500	2,792
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,260	1,372
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,655	2,022
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/32		1,750	2,049
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/33		3,520	4,110
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/34		2,575	2,829
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/34		3,000	3,495
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/35		1,870	2,234
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36		2,305	2,511
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/41		5,000	5,885
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	500	549
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		3,895	4,394
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		2,125	2,396
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/37		5,865	6,157
Pennsylvania Higher Educational Facilities Authority Revenue (Lock Haven University Foundation Student Housing Project)	4.000%	7/1/28		3,500	3,588
Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/23	(Prere.)	2,025	2,291
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	2,000	2,214
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	1,400	1,550
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/33		1,265	1,400
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		7,000	7,183
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/35		7,755	8,299
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		11,120	11,848

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	3,965	4,540
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39	5,000	5,657
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	17,800	19,994
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	10,000	11,424
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/31	4,000	4,516
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/34	2,200	2,464
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/35	2,275	2,543
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/36	1,400	1,561
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	8/15/46	5,010	5,980
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	750	885
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	1,180	1,386
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/34	750	852
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	2,695	3,162
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35	785	890
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35	3,135	3,512
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40	11,000	12,786
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/41	6,000	6,518
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/42	6,675	7,307

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		6,130	6,609
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	3.000%	8/15/47		7,345	7,211
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/47		10,000	11,857
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/49		6,000	6,610
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/49		12,000	14,528
	Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/30		940	1,054
	Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/31		1,870	2,093
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	6.000%	7/1/21		2,125	2,176
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/31		4,000	4,063
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		2,500	2,534
	Pennsylvania Housing Finance Agency Multi-Family Housing Revenue (Country Commons Apartments)	3.600%	8/1/35	LOC	7,894	8,751
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/31		2,500	2,598
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/33		5,000	5,343
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	2.950%	10/1/34		3,000	3,086
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/34		1,000	1,067
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/36		4,500	4,696
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/36		8,500	9,055
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/37		8,000	8,560
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.850%	4/1/38		2,500	2,686
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.875%	10/1/38		6,000	6,423
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		535	563
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		705	746

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/41		4,000	4,064
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.950%	4/1/42		3,945	4,154
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.650%	10/1/42		6,890	7,174
[2]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.100%	10/1/44		6,000	6,043
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.000%	10/1/46		3,000	3,009
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/47		17,000	17,699
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/47		3,390	3,610
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.130%	12/6/19		1,900	1,900
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24		2,000	2,298
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25		2,940	3,459
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/30	(4)	3,500	4,122
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/32	(4)	2,750	3,223
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	2,000	2,340
	Pennsylvania State University Revenue	4.000%	9/1/27		7,000	8,116
	Pennsylvania State University Revenue	5.000%	9/1/30		6,900	8,190
	Pennsylvania State University Revenue	5.000%	9/1/33		5,000	6,057
	Pennsylvania State University Revenue	5.000%	9/1/36		4,650	5,712
	Pennsylvania State University Revenue	5.000%	9/1/47		3,000	3,610
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	1,860	2,068
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		2,140	2,318
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	7,930	8,829
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		6,000	7,255
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		4,390	5,205
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		5,500	6,633
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		3,035	3,604
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/29		3,040	3,670
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/30		6,970	8,379
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/37		2,000	1,188
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/38		3,000	3,647

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/39		3,535	4,277
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		15,205	18,201
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		14,345	17,134
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		8,000	9,605
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5,000	5,000
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	3,000	3,158
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	4,600	4,955
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		2,305	2,753
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,060	8,432
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		8,375	9,889
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,500	3,150
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		9,775	11,310
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		7,090	8,300
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		10,000	11,542
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		9,325	11,321
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		5,410	6,360
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,250	1,534
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,283
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,800	11,287
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		500	625
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33		2,560	3,025
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34		545	636
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	1,325	1,602
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		10,000	10,937
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,000	2,280
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		10,000	11,501
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34		4,410	5,202
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		3,000	3,587
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,000	6,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		9,790	11,779
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		1,000	1,235
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		6,610	7,246
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		4,000	4,412
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,315	1,587
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,535	7,834
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,360	1,666
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38		8,145	9,423
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38		3,500	3,852
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		5,330	6,917
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		19,950	23,162
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		2,000	2,281
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		2,010	2,295
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		7,200	8,269
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		10,815	5,268
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		14,500	17,062
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42		2,950	3,542
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		5,300	5,897
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,400	7,252
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,000	6,798
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		1,890	2,270

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		2,640	2,997
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		14,960	17,126
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		4,700	5,412
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		5,000	5,793
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		4,095	4,682
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		16,000	18,514
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46		7,000	8,362
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		12,500	14,829
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48		13,750	16,583
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		5,380	5,866
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		5,000	6,129
[1]	Pennsylvania Turnpike Commission Revenue PUT	1.210%	12/2/19	(4)LOC	400	400
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.200%	12/6/19	(Prere.)	8,250	8,250
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.280%	12/6/19		13,820	13,820
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.280%	12/6/19		6,400	6,400
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.280%	12/6/19	(4)	3,860	3,860
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.350%	12/6/19	LOC	6,310	6,310
[4]	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,855	4,027
[4]	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		4,060	4,249
[4]	Pennsylvania Turnpike Commission Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/41		9,525	8,968
	Peters Township PA School District (Washington County) GO	5.000%	9/1/37		3,000	3,720
	Peters Township PA School District (Washington County) GO	5.000%	9/1/38		7,555	9,343
	Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24	(2)	890	893
	Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29		5,975	6,138
	Philadelphia PA Airport Revenue	5.000%	7/1/29		590	727
	Philadelphia PA Airport Revenue	5.000%	7/1/30		1,020	1,251
	Philadelphia PA Airport Revenue	5.000%	7/1/31		1,300	1,588
	Philadelphia PA Airport Revenue	5.000%	7/1/32		750	914
	Philadelphia PA Airport Revenue	5.000%	7/1/33		750	912
	Philadelphia PA Airport Revenue	5.000%	7/1/42		5,000	5,956
	Philadelphia PA Authority for Industrial Development Revenue (City of Philadelphia Affordable Housing Preservation Programs Project)	5.000%	12/1/37		3,250	3,810
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		960	1,137
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/28		3,885	4,586

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/31		1,130	1,322
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		3,500	4,074
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		4,750	5,430
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/40		7,430	8,433
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		3,600	4,385
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		2,180	2,647
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,150	2,426
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		3,780	4,256
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,425	2,846
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36		10,000	11,708
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		12,000	13,789
Philadelphia PA Gas Works Revenue	5.000%	7/1/20	(4)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/20	(Prere.)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	40	41
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	55	56
Philadelphia PA Gas Works Revenue	5.000%	7/1/22	(4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/22		1,375	1,515
Philadelphia PA Gas Works Revenue	5.000%	10/1/28		1,400	1,688
Philadelphia PA Gas Works Revenue	5.000%	8/1/29		1,750	2,126
Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,333
Philadelphia PA Gas Works Revenue	5.000%	10/1/30		3,050	3,647
Philadelphia PA Gas Works Revenue	5.000%	8/1/31		1,750	2,036
Philadelphia PA Gas Works Revenue	5.000%	10/1/31		3,270	3,900
Philadelphia PA Gas Works Revenue	5.000%	8/1/32		2,000	2,322
Philadelphia PA Gas Works Revenue	5.000%	10/1/33		2,500	2,969
Philadelphia PA Gas Works Revenue	5.000%	10/1/34		4,175	4,943
Philadelphia PA Gas Works Revenue	5.000%	8/1/35		4,000	4,793
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		2,000	2,391
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		2,000	2,380
Philadelphia PA Gas Works Revenue	4.000%	10/1/37		1,120	1,210
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	(4)	65	67
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		115	118
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		5,000	5,877
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		11,800	13,784
Philadelphia PA Gas Works Revenue VRDO	1.110%	12/6/19	LOC	200	200
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	7,430	7,668

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA GO	6.500%	8/1/20	(Prere.)	3,785	3,917
	Philadelphia PA GO	5.000%	8/1/23		3,800	4,294
	Philadelphia PA GO	5.000%	8/1/26		4,125	5,030
	Philadelphia PA GO	5.000%	8/1/30		4,000	4,668
	Philadelphia PA GO	5.000%	8/1/30	(4)	5,330	6,534
	Philadelphia PA GO	5.000%	8/1/31		2,000	2,430
	Philadelphia PA GO	5.000%	8/1/32		3,000	3,632
	Philadelphia PA GO	5.000%	8/1/32		4,420	5,352
	Philadelphia PA GO	5.250%	7/15/33		3,585	4,047
	Philadelphia PA GO	5.000%	8/1/35	(4)	6,000	7,265
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		8,500	8,500
[2]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		2,275	2,275
[2]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		8,585	8,585
[2]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.150%	12/2/19		2,140	2,140
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,161
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,850	4,164
	Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/27		2,000	2,337
	Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/28		3,000	3,495
	Philadelphia PA School District GO	4.000%	9/1/22		125	128
	Philadelphia PA School District GO	5.250%	9/1/22		7,500	7,724
	Philadelphia PA School District GO	5.250%	9/1/23		7,525	7,749
	Philadelphia PA School District GO	5.000%	6/1/26	(14)	5,000	5,996
	Philadelphia PA School District GO	5.000%	9/1/27		2,415	2,836
	Philadelphia PA School District GO	5.000%	9/1/28		5,000	5,962
	Philadelphia PA School District GO	5.000%	9/1/29		2,665	3,108
	Philadelphia PA School District GO	5.000%	9/1/29		5,135	6,098
	Philadelphia PA School District GO	5.000%	9/1/31		2,000	2,318
	Philadelphia PA School District GO	5.000%	9/1/33		1,045	1,269
	Philadelphia PA School District GO	5.000%	9/1/35		2,500	2,925
	Philadelphia PA School District GO	5.000%	9/1/35		4,240	5,124
	Philadelphia PA School District GO	5.000%	9/1/36		2,015	2,352
	Philadelphia PA School District GO	4.000%	9/1/37		2,300	2,548
	Philadelphia PA School District GO	5.000%	9/1/37		2,015	2,346
	Philadelphia PA School District GO	5.000%	9/1/37		3,825	4,594
	Philadelphia PA School District GO	4.000%	9/1/38		2,300	2,540

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA School District GO	5.000%	9/1/38		2,000	2,323
Philadelphia PA School District GO	4.000%	9/1/43	(4)	3,160	3,483
Philadelphia PA School District GO	5.000%	9/1/44		10,165	12,118
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30		4,000	4,692
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/31		6,210	6,927
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32		6,440	7,165
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/32		1,000	1,222
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33		1,765	2,156
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,000	6,539
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,000	2,433
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/34		1,200	1,462
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		10,500	10,860
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		10,000	11,264
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41		3,000	3,099
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43		9,000	9,575
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43		4,375	4,915
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/44		4,000	4,931
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		14,000	15,714
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48		2,000	2,414
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52		4,000	4,729
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/53		10,000	12,024
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		8,000	9,684
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.110%	12/6/19	(4)	2,965	2,965
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/31		1,000	1,198
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/32		500	596
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/34		1,000	1,189
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/36		500	592
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/37		500	589
Pittsburgh PA GO	5.000%	9/1/30		500	613
Pittsburgh PA GO	5.000%	9/1/31	(15)	1,150	1,320
Pittsburgh PA GO	5.000%	9/1/34		50	61
Pittsburgh PA GO	5.000%	9/1/35		600	726
Pittsburgh PA GO	5.000%	9/1/36		700	845
Pittsburgh PA School District GO	4.000%	9/1/33		1,030	1,171
Pittsburgh PA School District GO	4.000%	9/1/34		1,710	1,936
Pittsburgh PA School District GO	4.000%	9/1/35		1,670	1,884
Pittsburgh PA School District GO	4.000%	9/1/35		1,095	1,237
Pittsburgh PA School District GO	4.000%	9/1/36		1,220	1,375
Pittsburgh PA School District GO	4.000%	9/1/37		1,180	1,325
Pittsburgh PA School District GO	4.000%	9/1/38		1,740	1,950
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27	(14)	10,830	9,265
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29	(14)	10,000	8,040
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/30	(4)	1,240	1,599
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/31	(4)	4,500	5,886

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/32	(4)	2,850	3,778
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/34	(4)	1,085	1,366
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36		5,000	5,665
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40		5,000	5,656
Plum Borough PA School District GO	5.000%	9/15/36	(15)	4,920	5,477
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		3,750	4,231
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/41		6,275	7,290
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/45		14,405	16,642
Reading PA Area Water Authority Revenue	5.000%	12/1/21	(4)	500	538
Reading PA School District GO	5.000%	3/1/38	(4)	1,750	2,049
Reading PA School District GO	4.000%	4/1/44	(15)	1,000	1,114
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		1,000	1,231
Scranton PA School District GO	5.000%	6/1/27		1,000	1,158
Scranton-Lackawanna PA Health & Welfare Authority Revenue (University of Scranton)	5.000%	11/1/37		2,500	2,847
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/29		1,335	1,536
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,180	1,356
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,285	1,532
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		1,250	1,435
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		600	711
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/32		1,695	1,942
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/27		1,480	1,753
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/29		1,090	1,278
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29		1,500	1,710
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,130	1,275
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		2,500	2,776
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		5,000	6,086

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	4.000%	6/1/49		11,500	12,722
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.150%	12/2/19		16,680	16,680
	State College PA Area School District GO	5.000%	5/15/36		375	467
	State College PA Area School District GO	5.000%	5/15/37		680	839
	State College PA Area School District GO	5.000%	5/15/38		400	492
	State College PA Area School District GO	5.000%	3/15/40		3,000	3,454
	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/33	(15)	1,000	1,101
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/29	(15)	1,210	1,401
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/30	(15)	1,055	1,220
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/33		1,025	1,180
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.500%	5/1/33		6,165	6,935
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/34		2,125	2,442
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/35		1,510	1,732
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/28		11,410	13,696
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/30	(4)	16,480	19,486
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	3,655	4,292
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	3,240	3,801
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/34		6,000	7,010
	State Public School Building Authority Pennsylvania School Revenue (Chester Upland School District Project)	5.250%	9/15/30		3,545	4,336
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	5,000	5,196
[2]	Susquehanna Township PA School District GO	3.000%	5/15/33		3,315	3,449
	Trinity PA Area School District GO	4.000%	1/15/35	(15)	3,000	3,320
	Trinity PA Area School District GO	4.000%	1/15/36	(15)	3,000	3,300
	Trinity PA Area School District GO	4.000%	1/15/38	(15)	3,700	4,031

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University) VRDO	1.100%	12/6/19		370	370
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/43		2,945	3,388
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/48		3,000	3,434
	Unionville-Chadds Ford PA School District GO	4.000%	6/1/31		4,400	5,006
	Upper Allegheny PA Joint Sanitary Authority Revenue	3.000%	9/1/39	(4)	1,000	1,009
	Upper Merion PA Area School District GO	5.000%	1/15/34		500	593
	Upper Merion PA Area School District GO	5.000%	1/15/36		1,620	1,874
	Upper St. Clair Township PA School District GO	3.500%	10/1/37		7,240	7,595
	Upper St. Clair Township PA School District GO	3.625%	10/1/39		5,000	5,262
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.080%	12/6/19	LOC	770	770
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/31		3,440	3,802
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/32		3,110	3,413
	West Chester PA Area School District GO	5.000%	5/15/27		1,380	1,626
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/48		2,750	3,016
	West Mifflin School District GO	3.000%	4/1/34	(15)	1,300	1,339
	West Mifflin School District GO	3.000%	4/1/38	(15)	5,920	6,017
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.000%	1/1/21	(Prere.)	330	347
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/22		1,000	1,063
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/25		1,605	1,793
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/30		1,500	1,634
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/35		1,750	1,883
	West View PA Water Authority Revenue	4.000%	11/15/32		1,050	1,184
	West View PA Water Authority Revenue	4.000%	11/15/33		1,000	1,125
	West View PA Water Authority Revenue	4.000%	11/15/34		1,000	1,124
	West View PA Water Authority Revenue	4.000%	11/15/35		1,200	1,346
	West View PA Water Authority Revenue	4.000%	11/15/36		2,300	2,573
	West View PA Water Authority Revenue	4.000%	11/15/37		2,415	2,689
	West View PA Water Authority Revenue	4.000%	11/15/38		1,625	1,804
	West View PA Water Authority Revenue	4.000%	11/15/39		1,400	1,553
	West York PA Area School District GO	5.000%	4/1/33		4,265	4,716
[1]	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		6,650	7,172
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.125%	7/1/30		1,500	1,526

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	8,000	8,870
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/35	(15)	8,000	8,843
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	2,750	3,176
Wilkes-Barre PA Area School District GO	5.000%	8/1/27	(15)	1,240	1,500
Wilkes-Barre PA Area School District GO	5.000%	8/1/29	(15)	1,860	2,231
Wilkes-Barre PA Area School District GO	4.000%	4/15/49	(15)	2,250	2,479
Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	2,800	3,060
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	2,380	2,814
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,110	4,252
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		2,315	2,697
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/31		2,430	2,827
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/34		1,000	1,159
[2] William Penn School District GO	3.000%	11/15/34	(15)	2,595	2,589
York County PA GO	5.000%	6/1/32		2,875	3,347
York County PA GO	5.000%	6/1/33		1,020	1,185
York County PA GO	4.000%	3/1/34		3,000	3,375
York County PA GO	5.000%	6/1/38		5,000	5,568
					4,008,343
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		831	728
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		1,269	1,009
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		921	681
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		3,500	3,548
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		350	367
					6,333
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27		1,000	1,121
Total Tax-Exempt Municipal Bonds (Cost $3,774,385)					4,015,797

Pennsylvania Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	184
Receivables for Investment Securities Sold	15,694
Receivables for Accrued Income	50,744
Receivables for Capital Shares Issued	1,201
Variation Margin Receivable—Futures Contracts	113
Other Assets	326
Total Other Assets	68,262
Liabilities
Payables for Investment Securities Purchased	(77,723)
Payables for Capital Shares Redeemed	(810)
Payables for Distributions	(3,495)
Payables to Vanguard	(1,876)
Variation Margin Payable—Futures Contracts	(4)
Other Liabilities	(21)
Total Liabilities	(83,929)
Net Assets (100%)	4,000,130

At November 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,748,804
Total Distributable Earnings (Loss)	251,326
Net Assets	4,000,130

Investor Shares—Net Assets
Applicable to 30,936,272 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	367,797
Net Asset Value Per Share—Investor Shares	$11.89

Admiral Shares—Net Assets
Applicable to 305,524,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,632,333
Net Asset Value Per Share—Admiral Shares	$11.89

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $70,117,000, representing 1.8% of net assets.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
3	Securities with a value of $608,000 have been segregated as initial margin for open futures contracts.
4	Step bond.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	443	95,505	(50)
5-Year U.S. Treasury Note	March 2020	77	9,161	(11)
				(61)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(156)	(22,186)	57
10-Year U.S. Treasury Note	March 2020	(44)	(5,692)	7
Ultra Long U.S. Treasury Bond	March 2020	(30)	(5,632)	2
				66
				5

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	127,863
Total Income	127,863
Expenses
The Vanguard Group—Note B
Investment Advisory Services	524
Management and Administrative—Investor Shares	476
Management and Administrative—Admiral Shares	2,380
Marketing and Distribution—Investor Shares	39
Marketing and Distribution—Admiral Shares	159
Custodian Fees	19
Auditing Fees	34
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	2
Total Expenses	3,657
Net Investment Income	124,206
Realized Net Gain (Loss)
Investment Securities Sold	12,175
Futures Contracts	(1,806)
Realized Net Gain (Loss)	10,369
Change in Unrealized Appreciation (Depreciation)
Investment Securities	217,976
Futures Contracts	(39)
Change in Unrealized Appreciation (Depreciation)	217,937
Net Increase (Decrease) in Net Assets Resulting from Operations	352,512

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,206	125,446
Realized Net Gain (Loss)	10,369	15,682
Change in Unrealized Appreciation (Depreciation)	217,937	(104,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	352,512	36,353
Distributions
Net Investment Income
Investor Shares	(10,929)	(10,979)
Admiral Shares	(113,268)	(114,293)
Realized Capital Gain[1]
Investor Shares	(1,279)	(1,655)
Admiral Shares	(13,066)	(16,581)
Total Distributions	(138,542)	(143,508)
Capital Share Transactions
Investor Shares	40,203	(5,112)
Admiral Shares	270,349	29,173
Net Increase (Decrease) from Capital Share Transactions	310,552	24,061
Total Increase (Decrease)	524,522	(83,094)
Net Assets
Beginning of Period	3,475,608	3,558,702
End of Period	4,000,130	3,475,608

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $154,000 and $62,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.21	$11.56	$11.26	$11.67	$11.69
Investment Operations
Net Investment Income	.377 [1]	.394 [1]	.396 [1]	.411	.421
Net Realized and Unrealized Gain (Loss) on Investments	.727	(.291)	.355	(.371)	.003
Total from Investment Operations	1.104	.103	.751	.040	.424
Distributions
Dividends from Net Investment Income	(.377)	(.394)	(.396)	(.411)	(.421)
Distributions from Realized Capital Gains	(.047)	(.059)	(.055)	(.039)	(.023)
Total Distributions	(.424)	(.453)	(.451)	(.450)	(.444)
Net Asset Value, End of Period	$11.89	$11.21	$11.56	$11.26	$11.67

Total Return[2]	9.99%	0.91%	6.77%	0.22%	3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$368	$308	$323	$314	$346
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.23%	3.48%	3.44%	3.47%	3.62%
Portfolio Turnover Rate	9%	26%	22%	19%	16%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.21	$11.56	$11.26	$11.67	$11.69
Investment Operations
Net Investment Income	.386 [1]	.403 [1]	.408 [1]	.423	.431
Net Realized and Unrealized Gain (Loss) on Investments	.728	(.291)	.354	(.371)	.003
Total from Investment Operations	1.114	.112	.762	.052	.434
Distributions
Dividends from Net Investment Income	(.387)	(.403)	(.407)	(.423)	(.431)
Distributions from Realized Capital Gains	(.047)	(.059)	(.055)	(.039)	(.023)
Total Distributions	(.434)	(.462)	(.462)	(.462)	(.454)
Net Asset Value, End of Period	$11.89	$11.21	$11.56	$11.26	$11.67

Total Return[2]	10.08%	0.99%	6.88%	0.32%	3.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,632	$3,167	$3,236	$3,076	$2,924
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.56%	3.54%	3.57%	3.70%
Portfolio Turnover Rate	9%	26%	22%	19%	16%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Pennsylvania Long-Term Tax-Exempt Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $184,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,015,797	—
Futures Contracts—Assets[1]	113	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	109	4,015,797	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	226
Total Distributable Earnings (Loss)	(226)

Pennsylvania Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	1,097
Undistributed Tax-Exempt Income	5,190
Undistributed Long-Term Gains	10,316
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	239,914

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,775,883
Gross Unrealized Appreciation	240,578
Gross Unrealized Depreciation	(664)
Net Unrealized Appreciation (Depreciation)	239,914

E.  During the year ended November 30, 2019, the fund purchased $688,901,000 of investment securities and sold $328,492,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $273,905,000 and $485,842,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

F.  Capital share transactions for each class of shares were:

			Year Ended November 30,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	95,429	8,172	60,579	5,342
Issued in Lieu of Cash Distributions	9,916	851	10,338	909
Redeemed	(65,142)	(5,590)	(76,029)	(6,709)
Net Increase (Decrease)—Investor Shares	40,203	3,433	(5,112)	(458)
Admiral Shares
Issued	530,940	45,676	441,069	38,891
Issued in Lieu of Cash Distributions	81,820	7,028	84,301	7,413
Redeemed	(342,411)	(29,585)	(496,197)	(43,892)
Net Increase (Decrease)—Admiral Shares	270,349	23,119	29,173	2,412

G.  Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2019, the related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2019 and each of the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 16, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2019, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $14,358,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays PA Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Pennsylvania Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Pennsylvania Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Pennsylvania Long-Term Tax-Exempt Fund or the owners of the Pennsylvania Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Pennsylvania Long-Term Tax-Exempt Fund. Investors acquire the Pennsylvania Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Pennsylvania Long-Term Tax-Exempt Fund. The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Pennsylvania Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Pennsylvania Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Pennsylvania Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q770 012020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2019: $62,000
Fiscal Year Ended November 30, 2018: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2019: $9,568,215
Fiscal Year Ended November 30, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2019: $3,012,031
Fiscal Year Ended November 30, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2019: $0
Fiscal Year Ended November 30, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 21, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.